Commitments and Contingent Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
United Kingdom [Member] | Issue Of Intangible Assets And Permanent Establishment [Member]
Disclosure of contingent liabilities [line items]
Tax Assessment Relating To NV Permanent Establishment in UK		€ 141
Brazil [member]
Disclosure of contingent liabilities [line items]
Corporate reorganisation tax assessment	€ 2,040	€ 2,235
Potential tax litigation cases that will move to Judicial courts	€ 863